UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1.	Reports to Stockholders.

(a)         A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

Optica Rare Earths & Critical Materials ETF

Ticker: CRIT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about Optica Rare Earths & Critical Materials ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://critetf.com/investor-materials. You can also request this information by contacting us at 833-344-2748.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optica Rare Earths & Critical Materials ETF	$89	0.85%

How did the Fund perform in the last year?

The Fund seeks investment results, before fees and expenses, that track the performance of the EQM Rare Earths & Critical Materials Index (the “Index”). The Index provides exposure to 50 global public companies deriving significant revenue from rare earths or critical minerals mining, production, recycling, processing or refining of rare earths or critical metals. For the year ended November 30, 2024, the Fund had a total return of 8.94% at Net Asset Value ("NAV") verses its broad-based benchmark, the MSCI ACWI Index, which returned 26.12%.

Global headwinds and a volatile mining and refining sector linked to battery minerals, electric vehicle's, renewable energy and energy transition programs have affected returns. However, global demand for the critical minerals and materials continues to outstrip forecasted supply creating potential major revenue opportunities for the companies in the Index. By way of example, the recent growth in demand for artificial intelligence (AI) data centers, which require 4-6 times more power than regular data centers, is creating grid capacity pressure for power resulting in demand for copper and nuclear solutions. Autonomous cars have commenced taxi operations in the U.S. under the Waymo brand. An early paradigm shift in consumer traffic requiring critical minerals supporting energy, electric vehicle materials, high speed communications and data processing.

The Fund underperformed the MSCI ACWI Index predominantly due to the concentrated nature of the Index (50 core holdings) versus the Fund's benchmark index (3,000 holdings). The Fund continues to be robust in foreseeing gains due to ever widening supply-demand gaps; foretelling a potential future commodities boom benefiting the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Optica Rare Earths & Critical Materials ETF	8.94%	-9.12%
MSCI ACWI Index (Net) (USD)	26.12%	9.28%
	Optica Rare Earths & Critical Materials ETF - $7740	MSCI ACWI Index (Net) (USD) - $12683
Mar/22	$10000	$10000
Nov/22	$8927	$8978
Nov/23	$7105	$10057
Nov/24	$7740	$12683

Since its inception on March 29, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-344-2748 or visit https://critetf.com/investor-materials for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,657,486	52	$33,951	54%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Energy	9.6%
Materials	89.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Freeport-McMoRan, Cl B	9.5%
BHP Group ADR	9.2%
Grupo Mexico	7.3%
Cameco	6.5%
Teck Resources, Cl B	5.8%
Alcoa	3.5%
Albemarle	3.4%
South32	3.0%
First Quantum Minerals	2.6%
Southern Copper	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-344-2748

  https://critetf.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-344-2748 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Optica Rare Earths & Critical Materials ETF: CRIT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

OPT-AR-TSR-2024-1

(b)        Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1)     The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2)     The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2024				2023
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$144,025		N/A	N/A	$100,450		N/A	N/A
(b)	Audit-Related Fees	N/A		N/A	N/A	N/A		N/A	N/A
(c)	Tax Fees	$35,000	(1)	N/A	N/A	$24,000	(1)	N/A	N/A
(d)	All Other Fees	N/A		N/A	N/A	N/A		N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1)    The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)      Not Applicable.

(g)      The aggregate non-audit fees and services billed by Cohen for the fiscal years 2024 and 2023 were $35,000 and $24,000, respectively.

(h)      During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)      Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)      Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

(a)         The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)         Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

Optica Rare Earths & Critical Materials ETF

Annual Financials and Other Information

November 30, 2024

Optica Rare Earths & Critical Materials ETF

Table of Contents

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•   833-344-2748

•   https://critetf.com/investor-materials

Optica Rare Earths & Critical Materials ETF

Schedule of Investments

November 30, 2024

Description	Shares	Fair Value
COMMON STOCK†† — 99.5%
Argentina — 2.3%
Materials — 2.3%
Arcadium Lithium*	15,871	$83,323

Australia — 20.4%
Energy — 0.7%
Deep Yellow*	32,947	25,756

Materials — 19.7%
Alpha HPA*	41,370	27,624
BHP Group ADR	6,370	335,380
Firefinch(A)(B) *	7,320	48
IGO	10,209	32,256
Iluka Resources	8,010	29,117
Lynas Rare Earths*	10,472	46,935
Mineral Resources	2,020	44,255
Pilbara Minerals*	30,668	47,749
Sandfire Resources*	6,888	46,532
South32	45,169	109,462
		719,358
		745,114

Belgium — 0.9%
Materials — 0.9%
Umicore	3,113	33,537

Brazil — 0.7%
Materials — 0.7%
ERO Copper*	1,700	25,874

Canada — 17.1%
Energy — 7.8%
Cameco	3,992	239,067
Denison Mines*	19,121	46,022
		285,089

Materials — 9.3%
Altius Minerals	1,417	26,627
Capstone Copper*	6,906	47,745
Hudbay Minerals	5,713	51,074
Teck Resources, Cl B	4,570	213,327
		338,773
		623,862
Description	Shares	Fair Value

Chile — 5.8%
Materials — 5.8%
Antofagasta	3,525	$76,280
Lundin Mining	7,265	71,293
Sociedad Quimica y Minera de Chile ADR	1,669	64,190
		211,763

China — 6.3%
Materials — 6.3%
Aluminum Corp of China, Cl H	54,000	32,061
China Nonferrous Mining	38,000	24,710
CMOC Group, Cl H	51,000	37,882
Ganfeng Lithium Group, Cl H	11,200	36,198
Jinchuan Group International Resources	331,000	22,544
MMG*	132,000	44,783
Tianqi Lithium, Cl H	9,000	30,938
		229,116

France — 0.5%
Materials — 0.5%
Eramet	319	17,065

Indonesia — 0.8%
Materials — 0.8%
Nickel Industries	49,187	28,838

Japan — 3.5%
Materials — 3.5%
Sumitomo Metal Mining	2,700	66,446
Toho Titanium	2,800	19,315
UACJ	1,200	43,067
		128,828

Mexico — 9.8%
Materials — 9.8%
Grupo Mexico	54,500	267,698
Southern Copper	913	91,582
		359,280

South Africa — 5.6%
Materials — 5.6%
African Rainbow Minerals	2,748	24,191
Anglo American Platinum	1,003	32,970
Impala Platinum Holdings*	11,690	66,003
Northam Platinum Holdings	5,934	36,950
Sibanye Stillwater ADR*	10,725	43,865
		203,979

The accompanying notes are an integral part of the financial statements.

Optica Rare Earths & Critical Materials ETF

Schedule of Investments

November 30, 2024 (Concluded)

Description	Shares	Fair Value

Sweden — 2.3%
Materials — 2.3%
Boliden	2,851	$84,965

United States — 20.9%
Energy — 1.1%
Energy Fuels*	5,425	39,482

Materials — 19.8%
Albemarle	1,157	124,609
Alcoa	2,775	128,843
Century Aluminum*	1,787	40,797
Freeport-McMoRan, Cl B	7,898	349,092
MP Materials*	2,561	53,960
Tronox Holdings	2,337	28,278
		725,579
		765,061

Zambia — 2.6%
Materials — 2.6%
First Quantum Minerals*	7,089	96,856

Total Common Stock (Cost $4,100,000)		3,637,461

SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(C)	19,110	19,110

Total Short-Term Investment (Cost $19,110)		19,110

Total Investments – 100.0% (Cost $4,119,110)		$3,656,571

Percentages are based on Net Assets of $3,657,486.

††      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   Level 3 security in accordance with fair value hierarchy.

(B)   Security is fair valued.

(C)   The rate shown is the 7-day effective yield as of November 30, 2024.

ADR – American Depositary Receipt

Cl – Class

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3(1)	Total
Investments in Securities
Common Stock	$3,637,413	$—	$48	$3,637,461
Short-Term Investment	19,110	—	—	19,110
Total Investments in Securities	$3,656,523	$—	$48	$3,656,571

(1)    A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

Optica Rare Earths & Critical Materials ETF

Statement of Assets and Liabilities

November 30, 2024

Assets:
Investments, at Cost	$4,119,110
Investments, at Fair Value	$3,656,571
Dividends Receivable	2,753
Reclaims Receivable	729
Total Assets	3,660,053

Liabilities:
Advisory Fees Payable	2,567
Total Liabilities	2,567

Net Assets	$3,657,486

Net Assets Consist of:
Paid-in Capital	$4,788,739
Total Distributable Earnings (Accumulated Losses)	(1,131,253)
Net Assets	$3,657,486

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	200,000
Net Asset Value, Offering and Redemption Price Per Share	$18.29

The accompanying notes are an integral part of the financial statements.

Optica Rare Earths & Critical Materials ETF

Statement of Operations

For the Year Ended November 30, 2024

Investment Income:
Dividend Income	$100,866
Less: Foreign Taxes Withheld	(3,595)
Total Investment Income	97,271

Expenses:
Advisory Fees	33,951
Total Expenses	33,951

Net Investment Income (Loss)	63,320

Net Realized Gain (Loss) on:
Investments(1)	(334,482)
Foreign Currency Transactions	(61)
Net Realized Gain (Loss)	(334,543)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(58,975)
Foreign Currency Translations	(80)
Net Change in Unrealized Appreciation (Depreciation)	(59,055)

Net Realized and Unrealized Gain (Loss)	(393,598)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(330,278)

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Optica Rare Earths & Critical Materials ETF

Statements of Changes in Net Assets

	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$63,320	$62,271
Net Realized Gain (Loss)(1)	(334,543)	107,405
Net Change in Unrealized Appreciation (Depreciation)	(59,055)	(597,333)
Net Decrease in Net Assets Resulting from Operations	(330,278)	(427,657)

Distributions:	(61,391)	(20,038)

Capital Share Transactions:
Issued	7,828,900	1,237,541
Redeemed	(5,849,163)	(1,126,349)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,979,737	111,192

Total Increase (Decrease) in Net Assets	1,588,068	(336,503)

Net Assets:
Beginning of Year	2,069,418	2,405,921
End of Year	$3,657,486	$2,069,418

Share Transactions:
Issued	400,000	60,000
Redeemed	(320,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	80,000	10,000

(1)          Includes realized gain (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Optica Rare Earths & Critical Materials ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Years Ended November 30,		Period Ended November 30, 2022†
	2024	2023
Net Asset Value, beginning of year/period	$17.25	$21.87	$24.50
Investment Activities
Net investment income (loss)*	0.29	0.55	0.30
Net realized and unrealized gain (loss)	1.26^	(4.99)	(2.93	)^
Total from investment activities	1.55	(4.44)	(2.63)
Distributions to shareholders from:
Net investment income	(0.51)	(0.18)	—
Total distributions	(0.51)	(0.18)	—
Net Asset Value, end of year/period	$18.29	$17.25	$21.87
Net Asset Value, Total Return (%)(1)	8.94	(20.41)	(10.73)
Ratios to Average Net Assets
Expenses (%)	0.85	0.85	0.85	(3)
Net investment income (loss) (%)	1.59	2.82	2.26	(3)
Supplemental Data
Net Assets end of year/period (000)	$3,657	$2,069	$2,406
Portfolio turnover rate (%)(2)	54	35	30

*       Per share data calculated using average shares method.

†               Commenced operations on March 29, 2022.

^      Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transaction for the period.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)      Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

(3)          Annualized.

The accompanying notes are an integral part of the financial statements.

Optica Rare Earths & Critical Materials ETF

Notes to Financial Statements

November 30, 2024

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Optica Rare Earths & Critical Materials ETF (the “Fund”). The Fund seeks investment results, before fees and expenses, that track the performance of the EQM Rare Earths & Critical Materials Index (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Fund commenced operations on March 29, 2022.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — The Fund records its investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker,

Optica Rare Earths & Critical Materials ETF

Notes to Financial Statements

November 30, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended November 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Optica Rare Earths & Critical Materials ETF

Notes to Financial Statements

November 30, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of and for the year ended November 30, 2024, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities, if any. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution,

Optica Rare Earths & Critical Materials ETF

Notes to Financial Statements

November 30, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the first $2 billion of the Fund’s average daily net assets, 0.75% on the next $2 billion, and 0.65% on assets greater than $4 billion.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Optica Rare Earths & Critical Materials ETF

Notes to Financial Statements

November 30, 2024 (Continued)

3. SERVICE PROVIDERS (concluded)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Optica Capital Pty Ltd. is the sponsor of the Fund’s Index and the Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the Fund’s underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended November 30, 2024, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Fund’s administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$2,605,892	$2,204,201

For the year ended November 30, 2024, there were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended November 30, 2024, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Net Realized Gain (Loss)
$7,095,577	$5,496,159	$219,258

Optica Rare Earths & Critical Materials ETF

Notes to Financial Statements

November 30, 2024 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), as appropriate, in the year that the differences arise.

At November 30, 2024, the Fund reclassified the following permanent amount between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions.

Paid-in Capital	Distributable Earnings (Accumulated Losses)
$177,536	$(177,536)

The tax character of dividends and distributions paid during the year ended November 30, 2024 and year ended November 30, 2023 were as follows:

Ordinary Income
2024	$61,391
2023	20,038

As of November 30, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$63,208
Capital Loss Carryforwards	(681,715)
Unrealized Depreciation	(512,746)
Total Distributable Earnings (Accumulated Losses)	$(1,131,253)

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund has the following capital loss carryforwards to offset capital gains for an unlimited period:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$360,998	$320,717	$681,715

For Federal income tax purposes, the cost of securities owned at November 30, 2024, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, and passive foreign company investments. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at November 30, 2024, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,169,240	$146,546	$(659,292)	$(512,746)

Optica Rare Earths & Critical Materials ETF

Notes to Financial Statements

November 30, 2024 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (‘ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Materials Sector Risk: Companies in the Materials Sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, over-production, technical progress, labor relations, litigation and government regulations, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Optica Rare Earths & Critical Materials ETF

Notes to Financial Statements

November 30, 2024 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

Metals & Mining Industry Risk: The Fund invests in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s NAV may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on non-U.S. investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

Investing in Rare Earths and Critical Materials Companies Risk: The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earths and Critical Materials Companies. Rare earths and critical materials are industrial metals that are typically mined as byproducts or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earths and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earths and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earths and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earths and critical metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earths and critical metals are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earths and critical metals may be at risk for environmental damage claims.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

7. OTHER

At November 30, 2024, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Optica Rare Earths & Critical Materials ETF

Notes to Financial Statements

November 30, 2024 (Concluded)

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. However, the Federal Reserve has recently lowered interest rates and may continue to do so.

This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Optica Rare Earths & Critical Materials ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Optica Rare Earths & Critical Materials ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Optica Rare Earths & Critical Materials ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended November 30, 2024 and 2023, and for the period March 29, 2022 (commencement of operations) through November 30, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended November 30, 2024 and 2023, and for the period March 29, 2022 (commencement of operations) through November 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 24, 2025

Optica Rare Earths & Critical Materials ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2024, the Fund are designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	Qualifying Business Income(6)	U.S. Government Interest(3)	Foreign Investors Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	FTC*
Optica Rare Earth & Critical Materials ETF	0.00%	100.00%	100.00%	21.49%	90.36%	0.00%	0.00%	0.00%	0.00%	4.93%

(1)   Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)   The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)   U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)   The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)   The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)   The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

*   The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended November 30, 2024, the total amount of foreign source income is $57,122. The total amount of foreign tax paid is $3,184. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Optica Rare Earths & Critical Materials ETF

Board Consideration of Approval of Advisory Agreement

(Form N-CSR Item 11)

(Unaudited)

At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the Optica Rare Earths & Critical Materials ETF (the “Fund”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to the Fund; (ii) the Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits to ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Fund.

The Board considered that responsibilities with respect to the Fund’s portfolio include developing, implementing, and maintaining the Fund’s investment program; implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; the provision of various administrative services to the Fund and oversight of third-party administrators, quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising the Fund’s registration as an investment company and the offering of Fund shares

Optica Rare Earths & Critical Materials ETF

Board Consideration of Approval of Advisory Agreement

(Form N-CSR Item 11)

(Unaudited) (Continued)

to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. The Board also noted no material changes to ETC’s staffing, management, or overall condition over the past year. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Performance. The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is passively managed and the Fund’s objective was to provide investment results that correspond to the total return performance of its index. The Board was provided reports regarding the Fund’s past performance, including a report comparing the Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2024, and the Board found that the Fund generally performed in line with its index over the relevant period. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error, such as each Fund’s unitary fee. The Board further noted that it received regular reports regarding the Fund’s performance, including tracking error, at its quarterly meetings throughout the year.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by the Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that the Fund’s advisory fee was the highest among the peer ETFs, although less than the net total expenses of certain of the mutual funds included in the report, and higher than the median of the whole peer group.

The Board took into account that although the Fund’s underlying index was highly specialized, corresponding to the Fund’s strategy, which may contribute to limitations in the construction of the peer group to provide meaningful direct comparisons to the Fund, it appeared that the peers included passively managed ETFs with strategies focused on natural resources, precious metals, and metals & mining that did provide meaningful comparison. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with the Fund, and reviewed profitability information from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational

Optica Rare Earths & Critical Materials ETF

Board Consideration of Approval of Advisory Agreement

(Form N-CSR Item 11)

(Unaudited) (Concluded)

risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•        833-344-2748

•        https://critetf.com/investor-materials

OPT-AR-001-0300

Item 8.	Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees’ expenses are $18,185 for each Fund in the Trust for the period. Amounts for Trustees’ Expenses shown on each ETC 6 Meridian Fund’s Statement of Operations are inclusive of Trustees’ Fees, Independent Trustee Counsel Fees, and other reimbursable expenses of the Trustees in connection with Trust business and board governance.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable to open-end management investment companies.

(a)(5)	Not applicable.

(b)	Officer certifications as required by Rule 30a-2(b) under the Act, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: January 31, 2025

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: January 31, 2025